Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2020				March 31, 2019
	Line of credit and demand loan	Current portion of long-term debt	Long-term debt	Total	Line of credit and demand loan	Current portion of long-term debt	Long-term debt	Total
	$	$	$	$	$	$	$	$
Beginning balance	—	1,000	27,305	28,305	24,066	2,956	15,619	42,641
Repayment	(3,153)	(4,273)	(50,136)	(57,562)	(40,547)	(6,343)	(14,079)	(60,969)
Proceeds	—	2,517	61,576	64,093	—	—	29,459	29,459
Total cash flow	(3,153)	(756)	38,745	34,836	(16,481)	(3,387)	30,999	11,131
Acquisition	3,153	1,105	11,856	16,114	15,749	—	—	15,749
Amortization of financing fees	—	—	231	231	—	—	144	144
Interest accretion on balances of purchase payable	—	—	318	318	—	—	211	211
Foreign currency translation adjustment	—	—	1,730	1,730	732	—	338	1,070
Reclassification	—	794	(794)	—	—	4,387	(4,387)	—
Total non cash	3,153	1,899	13,341	18,393	16,481	4,387	(3,694)	17,174
Ending balance	—	1,143	52,086	53,229	—	1,000	27,305	28,305